Commitments And Contingencies (Narrative) (Details) $ in Thousands	1 Months Ended					3 Months Ended		9 Months Ended	12 Months Ended			13 Months Ended
	Oct. 31, 2017 patent product	Aug. 31, 2017 USD ($) defendant	Oct. 31, 2015 motion	Aug. 31, 2015	Sep. 30, 2013 company	Dec. 31, 2017 USD ($) case	Jun. 30, 2017 USD ($) claim	Dec. 31, 2017 USD ($) product case	Dec. 31, 2017 USD ($) case	Dec. 31, 2016 USD ($)	Dec. 31, 2012 patent	Oct. 30, 2013	Feb. 20, 2018 claim
Loss Contingencies [Line Items]
Reserve for loss contingencies						$ 1,298,200		$ 1,298,200	$ 1,298,200
Increase in legal reserves						200,000
Current portion of legal settlement accrual						$ 1,087,793		$ 1,087,793	$ 1,087,793	$ 1,015,932
Number of cases alleging personal injury and/or wrongful death | case						8		8	8
Vaginal Mesh Cases
Loss Contingencies [Line Items]
Product liability accrual increase							$ 775,500
Number of expected claims to be covered | claim							22,000
Current portion of legal settlement accrual						$ 876,700		$ 876,700	$ 876,700
Payments to plaintiffs and qualified settlement funds									2,900,000
Settlement funds						$ 313,814		$ 313,814	$ 313,814	275,987
Testosterone Cases | Subsequent Event
Loss Contingencies [Line Items]
Pending claims, number | claim													1,300
Unapproved Drug Litigation
Loss Contingencies [Line Items]
Number of additional defendants | company					50
Opioid-Related Matters
Loss Contingencies [Line Items]
Pending claims, number | case						465		465	465
Number of cases filed by hospitals, health systems, unions, welfare funds or other third-party | case						25		25	25
Pricing Matters Cases
Loss Contingencies [Line Items]
Number of products involved in claims | product								18
Bier v. Endo International plc, et al. | Current and Former Directors and Officers
Loss Contingencies [Line Items]
Number of additional defendants | defendant		4
Opana
Loss Contingencies [Line Items]
Lawsuit filing period												45 days
Stay of approval period, hatch-waxman act												30 months
AMS | Vaginal Mesh Cases
Loss Contingencies [Line Items]
Product liability accrual, period expense						$ 1,087,200		$ 1,087,200	$ 1,087,200
Loss contingency, claims settled, number | case									71,000
Par Pharmaceutical, Inc. | Pricing Matters Cases
Loss Contingencies [Line Items]
Number of products involved in claims | product	6							6
Par Pharmaceutical, Inc. | VASOSTRICT Related Matters
Loss Contingencies [Line Items]
Number of patents allegedly infringed upon | patent	5
Endo Pharmaceuticals Inc. | Opana
Loss Contingencies [Line Items]
Settlement awarded		$ 25,000
Jubilant HollisterStier Laboratories LLC
Loss Contingencies [Line Items]
Long-term purchase commitment									$ 5,600	$ 6,300
Judicial Ruling | Opana
Loss Contingencies [Line Items]
Number of patents found infringed upon | patent											2
Period for generic product to be withdrawn			60 days	60 days
Number of post-trial motions | motion			2